Impairment, Restructuring Charges and Other Related Closure Costs - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Dec. 31, 2017 USD ($) Employees	Dec. 31, 2016 USD ($) Employees	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) Employees	Dec. 31, 2013 USD ($)
Restructuring Cost and Reserve [Line Items]
Impairment charges	$ 13,000,000	$ 0	$ 8,000,000	$ 16,000,000
Number of employees affected | Employees		300
Restructuring charges and other related closure costs		$ 13,000,000	85,000,000	49,000,000
Expected payment		46,000,000	49,000,000
Restructuring charges and other related closure costs		51,000,000
Other Acquired Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges			4,000,000	3,000,000
Long-lived Asset Impairment Charge [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges			3,000,000
$600-650 Million Net Opex Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs					$ 118,000,000
$600-650 Million Net Opex Plan [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Net operating expenses						$ 600,000,000
$600-650 Million Net Opex Plan [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Net operating expenses						$ 650,000,000
$600-650 Million Net Opex Plan [Member] | Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs			1,000,000	2,000,000
EPS Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees affected | Employees					450
Restructuring charges and other related closure costs			$ 1,000,000	36,000,000
Pre-tax charges incurred				62,000,000
Manufacturing Consolidation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs		0		11,000,000
Pre-tax charges incurred				31,000,000
Manufacturing Consolidation [Member] | Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs				1,000,000
Manufacturing Consolidation [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs				$ 10,000,000
Set-top Box Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees affected | Employees			1,400
Restructuring charges and other related closure costs		170,000,000	$ 83,000,000
Restructuring Charges recorded		34,000,000
Pre-tax charges incurred		117,000,000
Set-top Box Restructuring Plan [Member] | France [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees affected | Employees			430
Set-top Box Restructuring Plan [Member] | Asia [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees affected | Employees			670
Set-top Box Restructuring Plan [Member] | USA [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees affected | Employees			120
Set-top Box Restructuring Plan [Member] | Employee Termination Benefits [Member] | France [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs		$ 34,000,000